Income Taxes - Income tax recovery balance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax:
Origination of temporary differences	$ 211	$ 2,578
Prior year over (under) provision	25	(235)
Income tax recovery	$ 236	$ 2,343